Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Trade accounts receivable	$ 1,778	$ 1,481
Current expected credit losses allowance ("CECLA")	(19)	(16)
Total	$ 1,759	$ 1,465